UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21293

        Nuveen Preferred and Convertible Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nuveen Preferred and Convertible Income Fund (JPC) Portfolio of Investments (Unaudited) September 30, 2005

						Market
Shares	Description(1)					Value

	COMMON STOCKS - 0.3% (0.2% of Total Investments)
	IT Services - 0.1%
54,275	Acxiom Corporation					$1,016,028

	Software - 0.2%
102,711	Computer Associates International Inc.					2,856,393

	Total Common Stocks (cost $3,706,175)					3,872,421

						Market Value
				Ratings*

Shares	Description(1)	Coupon		Moody's	S&P

	$25 Par (or similar) SECURITIES - 51.2% (34.8% of Total Investments)
	Automobiles - 0.1%
88,694	Ford Motor Company, Series F (CORTS)	8.000%		Ba1	BB+	1,812,018

	Capital Markets - 4.9%
17,900	Bear Stearns Capital Trust III	7.800%		A2	BBB	460,925
500	BNY Capital Trust IV, Series E	6.875%		A1	A-	12,680
301,800	BNY Capital Trust V, Series F	5.950%		A1	A-	7,484,640
129,800	Compass Capital Trust III	7.350%		A3	BBB-	3,322,880
9,900	CSFB USA, Series 2002-10 (SATURNS)	7.000%		Aa3	A+	258,489
29,000	First Union Capital II, Series II (CORTS)	7.500%		A1	A-	742,400
41,500	First Union Institutional Capital II (CORTS)	8.200%		A1	A-	1,163,453
13,100	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%		Aa3	A+	319,640
39,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		A1	A-	958,320
526,388	Lehman Brothers Holdings Capital Trust III, Series K	6.375%		A2	BBB+	13,133,381
2,400	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%		A2	BBB+	60,384
109,800	Merrill Lynch Capital Trust	7.000%		A1	A-	2,842,722
29,900	Merrill Lynch Capital Trust II	8.000%		A1	A-	786,370
29,000	Merrill Lynch Preferred Capital Trust	7.750%		A1	A-	749,360
119,200	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	A-	3,123,040
228,800	Merrill Lynch Preferred Capital Trust V	7.280%		A1	A-	6,017,440
23,300	Morgan Stanley (PPLUS)	7.050%		Aa3	A+	595,548
67,100	Morgan Stanley Capital Trust II	7.250%		A1	A-	1,721,786
365,739	Morgan Stanley Capital Trust III	6.250%		A1	A-	9,158,105
717,800	Morgan Stanley Capital Trust IV	6.250%		A1	A-	17,909,110
22,400	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%		Baa1	BBB	578,592

	Commercial Banks - 8.8%
170,000	Abbey National plc	7.375%		A2	A-	4,430,200
92,400	Abbey National plc, Series B	7.250%		A1	A-	2,369,136
16,600	Abbey National plc, Series B	7.375%		A2	A	443,220
37,900	ABN AMRO Capital Fund Trust V	5.900%		A2	A	926,276
2,500	ABN AMRO North America, Series L, 144A (a)	6.460%		A3	N/R	2,564,063
69,900	ASBC Capital I	7.625%		Baa1	BBB-	1,824,390
68,185	BAC Capital Trust I	7.000%		Aa3	A	1,747,582
136,755	BAC Capital Trust II	7.000%		Aa3	A	3,531,014
284,700	BAC Capital Trust III	7.000%		Aa3	A	7,368,036
59,750	Banco Santander	6.410%		A2	BBB+	1,541,550
63,400	Banco Totta & Acores Finance, Series A	8.875%		A3	N/R	1,632,550
207,400	Banesto Holdings, Series A, 144A	10.500%		A2	N/R	6,280,342
81,700	Bank One Capital Trust VI	7.200%		A1	A-	2,114,396
35,200	BankNorth Capital Trust II	8.000%		A3	BB+	918,720
15,100	BBVA Preferred Capital Ltd., Series B	7.750%		A1	A-	386,107
62,200	Chittenden Capital Trust I	8.000%		Baa1	BB+	1,648,300
107,000	Cobank ABC, 144A (a)	7.000%		N/R	N/R	5,526,015
84,400	Comerica Capital Trust I	7.600%		A3	BBB+	2,149,668
306,079	Fleet Capital Trust VII	7.200%		Aa3	A	7,805,015
337,300	Fleet Capital Trust VIII	7.200%		Aa3	A	8,651,745
773,900	HSBC Finance Corporation	6.875%		A1	A	20,252,963
15,500	KeyCorp, Series 2001-7 (CORTS)	7.750%		A3	BBB	399,048
25,400	KeyCorp, Series B (CORTS)	8.250%		A3	BBB	656,590
156,700	National Commerce Capital Trust II	7.700%		A1	A-	4,041,293
32,900	National Westminster Bank plc, Series A	7.875%		Aa2	A+	858,361
32,200	PNC Capital Trust	6.125%		A3	BBB	801,458
21,400	Regions Finance Trust I	8.000%		A2	BBB+	542,704
175,000	Royal Bank of Scotland Group plc, Series L	5.750%		A1	A	4,235,000
91,395	Royal Bank of Scotland Group plc, Series N	6.350%		A1	A	2,322,347
77,700	SunTrust Capital Trust IV	7.125%		A1	A-	1,990,674
58,200	SunTrust Capital Trust V	7.050%		A1	A-	1,486,428
71,100	USB Capital Trust III	7.750%		Aa3	A-	1,825,137
189,300	USB Capital Trust IV	7.350%		Aa3	A-	4,893,405
70,300	USB Capital Trust V	7.250%		Aa3	A-	1,808,116
344,300	USB Capital Trust VI	5.750%		Aa3	A-	8,166,796
33,400	VNB Capital Trust I	7.750%		Baa1	BBB	862,054
9,100	Wells Fargo Capital Trust IV	7.000%		Aa2	A	232,869
77,235	Wells Fargo Capital Trust V	7.000%		Aa2	A	1,967,948
14,700	Wells Fargo Capital Trust VI	6.950%		Aa2	A-	376,173
225,700	Wells Fargo Capital Trust VII	5.850%		Aa2	A	5,552,220
80,200	Zions Capital Trust B	8.000%		Baa1	BBB-	2,129,310

	Computers & Peripherals - 0.1%
14,100	IBM Inc. (CORTS)	7.125%		A1	A+	362,652
21,000	IBM Inc., Series 2001-1 (SATURNS)	7.125%		A1	A+	542,010
3,900	IBM Inc., Trust Certificates, Series 2001-2	7.100%		A1	A+	100,776
5,300	IBM Trust III (CORTS)	7.200%		A1	A+	137,482

	Consumer Finance - 0.1%
27,800	Household Capital Trust VI	8.250%		A2	BBB+	711,402
39,200	Household Capital Trust VII	7.500%		A2	BBB+	1,011,360

	Diversified Financial Services - 5.8%
190,000	CIT Group Incorporated, Series A (a)	6.350%		Baa1	BBB+	4,820,300
15,200	CIT Group Incorporated (CORTS)	7.750%		A3	BBB+	405,688
215,900	Citigroup Capital Trust IX	6.000%		Aa2	A	5,397,500
79,500	Citigroup Capital Trust VII	7.125%		Aa2	A	2,032,020
355,200	Citigroup Capital Trust VIII	6.950%		Aa2	A	9,022,080
4,800	Citigroup Capital Trust XI	6.000%		Aa2	A	119,232
4,700	Citigroup Capital X	6.100%		Aa2	A	116,748
33,200	Citigroup Inc., Series F (a)	6.365%		Aa3	A	1,709,800
94,000	Citigroup Inc., Series G (a)	6.213%		Aa3	A	4,842,880
59,300	Citigroup Inc., Series H (a)	6.231%		Aa3	N/R	3,098,425
64,600	Citigroup Inc., Series M (a)	5.864%		Aa3	A	3,310,104
5,400	General Electric Capital Corporation	5.875%		N/R	AAA	135,540
33,100	General Electric Capital Corporation	6.625%		Aaa	AAA	850,670
3,800	General Electric Capital Corporation (CORTS)	6.000%		Aaa	AAA	95,000
769,075	ING Group NV	7.050%		N/R	A	19,919,043
560,618	ING Group NV	7.200%		A2	A	14,637,736
16,800	ING Group NV	6.200%		A2	A	422,856
30,000	JPM Capital Trust (CORTS)	7.200%		A2	A-	766,500
52,200	JPMorgan Chase & Company (PCARS)	7.125%		A2	A-	1,343,628
395,367	JPMorgan Chase Capital Trust X	7.000%		A1	N/R	10,164,886
22,800	JPMorgan Chase Capital Trust XVI	6.350%		A1	A-	573,192
47,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%		A1	A-	1,215,636

	Diversified Telecommunication Services - 0.4%
3,400	BellSouth Capital Funding (CORTS)	7.100%		A1	A	86,938
11,900	BellSouth Corporation	7.125%		A2	A	308,984
2,900	BellSouth Corporation (CORTS)	7.000%		Aa3	A	74,530
29,900	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%		A2	A	765,739
10,000	BellSouth Inc. (CORTS)	7.000%		A2	A	261,000
17,700	BellSouth Telecommunications (PPLUS)	7.300%		Aa3	A	458,253
44,750	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)	7.875%		A3	A-	1,162,381
16,900	SBC Communications Inc.	7.000%		A2	A	428,246
17,300	Verizon Communications (CORTS)	7.625%		A2	A+	458,537
22,200	Verizon Communications (CORTS)	7.375%		A2	A+	590,520
13,900	Verizon New England Inc., Series B	7.000%		A2	N/R	358,203
41,755	Verizon South Inc., Series F	7.000%		A2	A+	1,065,170

	Electric Utilities - 1.4%
10,000	Consolidated Edison Company	7.250%		A2	A-	256,700
7,000	Consolidated Edison Company of New York Inc.	7.500%		A1	A	178,290
22,200	DTE Energy Trust I	7.800%		Baa3	BB+	584,970
35,470	Entergy Louisiana Inc.	7.600%		Baa1	A-	901,647
43,670	Georgia Power Capital Trust V	7.125%		A3	BBB+	1,124,939
6,600	Georgia Power Company	5.700%		Aaa	AAA	164,274
228,700	Georgia Power Company	5.900%		A2	A	5,674,047
4,100	National Rural Utilities Cooperative Finance Corporation	7.600%		A3	BBB+	104,550
80,000	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	BBB+	1,995,200
117,000	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	BBB+	2,857,140
113,432	Tennessee Valley Authority, Series D	6.750%		Aaa	AAA	2,858,486
128,000	Virginia Power Capital Trust	7.375%		Baa1	BBB-	3,343,360

	Food Products - 0.4%
58,000	Dairy Farmers of America Inc., 144A (a)	7.875%		Ba1	BBB-	6,010,250

	Gas Utilities - 0.0%
23,000	AGL Capital Trust II	8.000%		Baa2	BBB	587,650

	Health Care Providers & Services - 0.5%
274,000	Aetna Incorporated	8.500%		Baa1	BBB+	7,071,940

	Insurance - 10.5%
5,500	ACE Capital Trust I, Series 1999	8.875%		Baa1	BBB-	140,745
538,010	Ace Ltd., Series C	7.800%		Baa2	BBB-	14,176,564
777,700	Aegon NV	6.375%		A3	A-	19,823,573
12,800	Allstate Insurance Company (CORTS)	8.000%		A2	A-	349,312
4,400	AMBAC Financial Group Inc.	7.000%		Aa2	AA	112,288
53,200	AMBAC Financial Group Inc.	5.950%		Aa2	AA	1,300,208
5,000	AMBAC Financial Group Inc.	5.875%		Aa2	AA	121,700
1,218,700	Delphi Financial Group Inc.	8.000%		Baa3	BBB	32,307,737
158,005	EverestRe Capital Trust II	6.200%		Baa1	BBB	3,679,936
99,400	EverestRe Group Limited	7.850%		Baa1	BBB	2,589,370
8,600	Financial Security Assurance Holdings	6.875%		Aa2	AA	219,644
18,300	Financial Security Assurance Holdings	6.250%		Aa2	AA	464,820
208,400	Hartford Capital Trust III, Series C	7.450%		Baa1	BBB	5,307,948
37,900	Hartford Life Capital Trust II, Series B	7.625%		Baa1	BBB	971,377
38,400	Lincoln National Capital Trust V, Series E	7.650%		Baa1	BBB	988,032
4,600	Lincoln National Capital Trust VI	6.750%		Baa1	BBB	118,358
557,500	MetLife Inc., Series B (a)	6.500%		Baa1	BBB	14,132,625
962,000	PartnerRe Limited, Series C	6.750%		Baa1	BBB+	24,117,340
2,600	PartnerRe Limited, Series D	6.500%		Baa1	BBB+	64,610
81,300	PLC Capital Trust III	7.500%		Baa1	BBB+	2,091,036
35,700	PLC Capital Trust IV	7.250%		Baa1	BBB+	926,415
6,700	PLC Capital Trust V	6.125%		Baa1	BBB+	165,155
37,400	Prudential plc	6.750%		Baa1	A	962,676
96,100	RenaissanceRe Holdings Ltd., Series A	8.100%		Baa2	BBB+	2,431,330
325,410	RenaissanceRe Holdings Limited, Series B	7.300%		Baa2	BBB+	8,219,857
12,000	RenaissanceRe Holdings Limited, Series C	6.080%		Baa2	BBB+	269,400
23,500	Safeco Capital Trust I (CORTS)	8.700%		Baa2	BBB-	609,590
25,000	Safeco Capital Trust I (CORTS)	8.750%		Baa2	BBB-	740,375
11,300	Safeco Capital Trust I, Series 2001-4 (CORTS)	8.750%		Baa2	BBB-	289,958
33,700	Safeco Capital Trust III (CORTS)	8.072%		Baa2	BBB-	880,918
13,200	Safeco Capital Trust IV (CORTS)	8.375%		Baa2	BBB-	351,252
47,400	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%		Baa2	BBB-	1,255,152
41,000	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%		Baa2	BBB-	1,078,300
34,100	Torchmark Capital Trust I	7.750%		Baa1	A-	886,600
74,000	W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)	8.125%		Baa3	BBB-	778,850
86,700	XL Capital Ltd, Series A	8.000%		Baa1	BBB+	2,262,870
292,100	XL Capital Ltd, Series B	7.625%		Baa1	BBB+	7,506,970

	Media - 0.1%
43,700	Viacom Inc.	7.300%		A3	BBB+	1,104,736

	Multi-Utilities - 0.2%
49,100	Dominion CNG Capital Trust I	7.800%		Baa1	BBB-	1,275,127
56,900	Energy East Capital Trust I	8.250%		Baa3	BBB-	1,473,710

	Oil, Gas & Consumable Fuels - 0.9%
477,200	Nexen Inc.	7.350%		Baa3	BB+	12,507,412
1,000	TransCanada Pipeline	8.250%		A3	BBB	25,970

	Real Estate - 12.3%
10,700	AvalonBay Communities, Inc., Series H	8.700%		Baa2	BBB	297,246
3,000	BRE Properties, Series B	8.080%		Baa3	BBB-	78,075
22,500	BRE Properties, Series C	6.750%		Baa3	BBB-	562,050
345,825	CarrAmerica Realty Corporation, Series E	7.500%		Baa3	BBB-	8,946,493
20,600	Developers Diversified Realty Corporation, Series F	8.600%		Ba1	BBB-	533,540
657,885	Developers Diversified Realty Corporation, Series G	8.000%		Ba1	BBB-	17,052,379
73,200	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	BBB-	1,859,280
81,100	Duke Realty Corporation, Series L	6.600%		Baa2	BBB	2,032,366
208,656	Equity Office Properties Trust, Series G	7.750%		Baa3	BBB	5,502,259
6,100	Equity Residential Properties Trust	9.125%		Baa2	BBB	152,195
19,200	Equity Residential Properties Trust, Series C	9.125%		Baa2	BBB	495,936
9,900	Equity Residential Properties Trust, Series D	8.600%		Baa2	BBB	264,330
424,173	Equity Residential Properties Trust, Series N	6.480%		Baa2	BBB	10,557,666
7,000	HRPT Properties Trust, Series A	9.875%		Baa3	BBB-	180,040
309,400	HRPT Properties Trust, Series B	8.750%		Baa3	BBB-	8,202,194
755,483	Kimco Realty Corporation, Series F	6.650%		Baa2	BBB+	19,279,926
13,693	New Plan Excel Realty Trust, Series D	7.800%		Baa3	BBB-	689,358
974,075	New Plan Excel Realty Trust, Series E	7.625%		N/R	BBB-	25,910,395
32,982	Prologis Trust, Series C	8.540%		Baa2	BBB	1,931,508
13,600	Prologis Trust, Series G	6.750%		Baa2	BBB	343,128
37,500	Public Storage, Inc., Series E	6.750%		Baa2	BBB+	945,000
159,800	Public Storage, Inc., Series R	8.000%		Baa2	BBB+	4,084,488
34,900	Public Storage, Inc., Series S	7.875%		Baa2	BBB+	896,581
28,200	Public Storage, Inc., Series T	7.625%		Baa2	BBB+	723,048
29,200	Public Storage, Inc., Series U	7.625%		Baa2	BBB+	758,032
32,300	Public Storage, Inc., Series V	7.500%		Baa2	BBB+	841,415
186,500	Regency Centers Corporation	7.450%		Baa3	BBB-	4,774,400
31,600	Regency Centers Corporation	6.700%		Baa3	BBB-	774,200
7,000	Simon Property Group, Inc., Series G	7.890%		Baa2	BBB	366,450
16,800	Vornado Realty Trust, Series G	6.625%		Baa3	BBB-	407,232
1,200	Vornado Realty Trust, Series H	6.750%		Baa3	BBB-	29,400
1,462,445	Wachovia Preferred Funding Corporation	7.250%		A2	BBB+	41,240,949
707,700	Weingarten Realty Trust, Preferred Securities	6.750%		Baa1	A-	18,746,973

	Specialty Retail - 0.0%
11,900	Sherwin Williams Company, Series III (CORTS)	7.250%		A2	A	308,924

	Thrifts & Mortgage Finance - 2.3%
97,100	Countrywide Capital Trust III (PPLUS)	8.050%		Baa1	BBB+	2,608,592
1,201,200	Countrywide Capital Trust IV	6.750%		Baa1	BBB+	30,522,492

	U.S. Agency - 1.6%
94,000	Fannie Mae (a)	0.000%		Aa3	AA-	5,175,875
143,300	Fannie Mae (a)	5.125%		Aa3	AA-	6,068,755
48,300	Fannie Mae (a)	5.100%		Aa3	AA-	2,057,281
90,200	Federal Home Loan Mortgage Corporation (a)	6.000%		Aa3	AA-	4,546,080
20,600	Federal Home Loan Mortgage Corporation (a)	6.140%		Aa3	N/R	1,033,090
47,300	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	2,082,146
8,000	Federal Home Loan Mortgage Corporation (a)	5.000%		Aa3	AA-	340,000
23,200	Federal Home Loan Mortgage Corporation (a)	5.810%		Aa3	N/R	1,099,100
12,000	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	525,376
17,000	Federal Home Loan Mortgage Corporation (a)	5.300%		Aa3	AA-	753,845

	Wireless Telecommunication Services - 0.8%
18,300	AT&T Wireless Services Equity, Series 2002-B (SATURNS)	9.250%		Baa2	A	490,440
34,100	AT&T Wireless, Series 2002-7 (CORTS)	8.000%		Baa2	A	883,190
84,500	Telephone and Data Systems Inc.	7.600%		Baa2	A-	2,158,975
35,800	United States Cellular Corporation	8.750%		Baa2	A-	989,154
272,100	United States Cellular Corporation	7.500%		Baa2	A-	7,156,230

	Total $25 Par (Or Similar) Securities (cost $745,778,044)					747,405,515

	CONVERTIBLE PREFERRED SECURITIES - 13.3% (9.0% of Total Investments)
	Automobiles - 0.4%
152,050	Ford Motor Company Capital Trust II	6.500%		A2	A-	5,542,223

	Capital Markets - 1.2%
53,200	State Street Corporation	6.750%		A1	N/R	11,459,280
105,800	Washington Mutual Inc., Unit 1 Trust	5.375%		A1	A	5,513,238

	Chemicals - 0.6%
133,290	Celanese Corporation	4.250%		Baa1	BBB	3,518,856
112,625	Huntsman Corporation	5.000%		A2	A-	5,008,434

	Commercial Banks - 1.6%
10,730,000	Fortis Insurance NV, 144A	7.750%		A2	A-	12,044,425
97,950	HSBC Finance Corporation	8.875%		A2	A-	3,839,640
164,000	Sovereign Capital Trust IV, Convertible Security	4.375%		A1	A	7,277,500

	Commercial Services & Supplies - 0.2%
62,750	Allied Waste Industries Inc.	6.250%		Aa2	A	3,062,828

	Construction Materials - 0.2%
45,200	TXI Capital Trust I	6.500%		A2	BBB+	2,486,000

	Electric Utilities - 1.3%
217,900	FPL Group Inc.	8.000%		A1	AA-	15,503,585
56,800	PNM Resources Inc.	6.750%		Aa3	AA-	2,958,144

	Energy Equipment & Services - 0.1%
25,000	Hanover Compressor Capital Trust	7.250%		A2	A-	1,275,000

	Gas Utilities - 0.2%
39,750	Southern Union Company, Series B	5.750%		N/R	N/R	3,128,524

	Health Care Providers & Services - 0.4%
80,300	Omnicare Capital Trust II, Series B	4.000%		A1	A-	5,861,900

	Household Durables - 0.3%
106,675	Newell Financial Trust I	5.250%		Aa3	A	4,707,034

	Insurance - 3.6%
398,965	Genworth Financial Inc.	6.000%		Aa3	A	14,322,844
61,200	Hartford Financial Services Group, Inc.	7.000%		Baa1	BBB-	4,293,180
418,700	MetLife Inc., Convertible, Series B	6.375%		Aa3	A+	11,752,909
90,000	Phoenix Companies Inc.	7.000%		A2	BBB+	3,285,000
166,000	Reinsurance Group of America Inc.	5.750%		A1	A-	9,773,250
100,000	The Chubb Corporation	7.000%		A1	N/R	3,269,000
256,250	XL Capital Ltd	6.500%		Baa1	BBB	5,850,188

	Media - 0.7%
185,000	Emmis Communications Corporation, Series A	6.250%		Baa2	BBB-	8,042,875
53,375	Interpublic Group Companies Inc., Series A	5.375%		A1	A	2,292,456

	Multi-Utilities - 0.5%
133,155	Dominion Resources Inc.	8.750%		A1	A-	7,569,862

	Oil, Gas & Consumable Fuels - 0.9%
25,925	Amerada Hess Corporation	7.000%		A1	A-	3,035,818
67,725	Chesapeake Energy Corporation	4.500%		A2	A-	7,559,803
1,050	Chesapeake Energy Corporation, 144A	4.125%		A3	BBB	2,414,606

	Pharmaceuticals - 0.5%
126,150	Schering-Plough Corporation	6.000%		A3	BBB	6,841,115

	U.S. Agency - 0.5%
81	Fannie Mae	5.375%		Aa2	A+	7,439,840

	Thrifts & Mortgage Finance - 0.1%
87,475	PMI Group Inc.	5.875%		Aa3	A	2,167,631

	Total Convertible Preferred Securities (cost $178,183,087)					193,096,988

Principal Amount(000)/ Shares
						Market Value
				Ratings*

	Description(1)	Coupon	Maturity	Moody's	S&P

	CONVERTIBLE BONDS - 33.1% (22.5% of Total Investments)
	Aerospace & Defense - 0.9%
2,900	AAR Corporation, 144A	2.875%	2/01/24	A3	BBB-	3,059,500
2,500	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	A3	BBB-	2,571,875
6,900	L-3 Communications Corporation, 144A	3.000%	8/01/35	Baa1	BBB-	7,089,750

	Airlines - 0.2%
2,740	Continental Airlines Inc.	5.000%	6/15/23	A1	A	1,894,025
780	JetBlue Airways Corporation	3.750%	3/15/35	N/R	N/R	736,125

	Automobiles - 0.4%
785	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	A1	A	996,950
185,250	General Motors Corporation, Convertible Notes, Senior Debentures, Series A	4.500%	3/06/32	Baa1	N/R	4,414,508

	Biotechnology - 1.5%
8,700	Amgen Inc.	0.000%	3/01/32	Baa1	N/R	6,927,375
1,320	CV Therapeutics Inc.	2.750%	5/16/12	A2	BBB+	2,133,450
1,645	CV Therapeutics Inc.	3.250%	8/16/13	A1	A	1,959,606
9,075	Genzyme Corporation	1.250%	12/01/23	A2	BBB+	10,447,594

	Commercial Services & Supplies - 0.8%
4,015	DST Systems Inc.	4.125%	8/15/23	A1	A-	5,063,919
6,435	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Baa1	BBB	6,378,694

	Communications Equipment - 1.9%
5,565	Comverse Technology Inc.	0.000%	5/15/23	Baa1	BBB	8,354,456
6,735	JDS Uniphase Corporation	0.000%	11/15/10	A1	A+	5,724,750
4,095	Lucent Technologies Inc.	2.750%	6/15/23	A1	A	4,699,013
2,985	Nortel Networks Corp	4.250%	9/01/08	Baa2	N/R	2,824,556
3,355	Powerwave Technologies Inc.	1.825%	11/15/24	Baa1	BBB+	4,428,600
1,240	Powerwave Technologies Inc.	1.875%	11/15/24	A2	A-	1,636,800

	Computers & Peripherals - 0.4%
2,810	Maxtor Corporation, 144A	2.375%	8/15/12	Aa3	A+	2,546,563
2,500	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	Baa3	BBB-	2,631,250

	Containers & Packaging - 0.4%
6,700	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa1	BBB+	6,473,875

	Diversified Financial Services - 0.5%
7,500	CapitalSource Inc.	3.500%	7/15/34	A1	A+	7,078,125

	Diversified Telecommunication Services - 0.2%
2,425	CenturyTel Inc.	4.750%	8/01/32	Baa1	A	2,540,188

	Electric Utilities - 0.4%
1,835	PG&E Corporation	9.500%	6/30/10	A1	A+	5,424,719
755	Unisource Energy Corporation, 144A	4.500%	3/01/35	Baa2	A-	794,638

	Electronic Equipment & Instruments - 0.7%
13,125	Roper Industries Inc.	1.481%	1/15/34	Baa3	BB+	7,235,156
2,720	Vishay Intertechnology Inc.	3.625%	8/01/23	Baa3	BB+	2,624,800

	Energy Equipment & Services - 1.6%
2,600	Cal Dive International Inc.	3.250%	12/15/25	Baa1	BBB	3,285,750
3,135	Diamond Offshore Drilling Inc.	1.500%	4/15/31	Baa1	BBB	4,138,200
2,325	Oil States International Inc., 144A	2.375%	7/01/25	B2	BB-	3,100,969
5,265	Pride International Inc.	3.250%	5/01/33	N/R	N/R	6,647,063
4,300	Schlumberger Limited	2.125%	6/01/23	Ba3	BB+	5,090,125
510	Willbros Group Inc., 144A	2.750%	3/15/24	Caa2	CCC+	501,075

	Health Care Equipment & Supplies - 1.8%
4,315	Advanced Medical Optics	2.500%	7/15/24	B2	B	4,228,700
8,835	Fisher Scientific International Inc.	3.250%	3/01/24	B2	B-	9,011,700
13,680	Medtronic Inc.	1.250%	9/15/21	Ba2	BB	13,731,300

	Health Care Providers & Services - 0.5%
3,100	Health Management Associates Inc.	1.500%	8/01/23	A2	A+	3,216,250
6,210	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	N/R	4,695,381

	Hotels, Restaurants & Leisure - 2.9%
4,015	Caesars Entertainment Inc.	3.550%	4/15/24	N/R	N/R	4,853,934
11,300	Carnival Corporation	1.132%	4/29/33	N/R	BBB	8,446,750
3,315	Hilton Hotels Corporation	3.375%	4/15/23	N/R	N/R	3,799,819
5,400	Kerzner International Limited, 144A	2.375%	4/15/24	Ba1	BBB-	5,933,250
11,488	Royal Caribbean Cruises Limited, Senior Convertible Liquid Yield Option Notes	0.000%	2/02/21	N/R	BB-	6,031,200
6,305	Scientific Games Corporation	0.750%	12/01/24	N/R	N/R	7,416,256
2,495	Six Flags Inc.	4.500%	5/15/15	Ba1	BB+	3,159,294
2,915	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	B1	B	3,443,344

	Industrial Conglomerates - 0.8%
5,600	Tyco International Group	2.750%	1/15/18	B3	B-	6,909,000
3,350	Tyco International Group SA, Convertible Notes, 144A	3.125%	1/15/23	N/R	N/R	4,451,313

	Insurance - 0.5%
5,075	American Equity Investment Life Holding Company	5.250%	12/06/24	N/R	N/R	5,525,406
2,300	American International Group Inc.	0.500%	5/15/07	N/R	N/R	2,170,625

	Internet Software & Services - 0.7%
5,845	Open Solutions Inc., 144A	1.467%	2/02/35	N/R	N/R	3,083,238
6,600	WebMD Corporation, 144A	3.125%	9/01/25	Baa3	BBB	6,426,750

	IT Services - 0.4%
5,390	Digital River Inc., 144A	1.250%	1/01/24	N/R	BBB-	5,619,075

	Leisure Equipment & Products - 0.7%
440	Collegiate Pacific Inc.	5.750%	12/01/09	Baa2	BBB+	454,850
3,155	Eastman Kodak Company	3.375%	10/15/33	N/R	N/R	3,099,788
6,195	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	N/R	6,946,144

	Machinery - 0.3%
4,180	AGCO Corporation, Series B	1.750%	12/31/33	B1	BB-	4,446,475

	Media - 4.7%
325,000	Comcast Corporation	2.000%	10/15/29	B3	B+	13,113,750
4,000	Echostar Communications Corporation, Convertible Subordinated Notes	5.750%	5/15/08	N/R	N/R	3,980,000
3,400	Interpublic Group Companies Inc.	4.500%	3/15/23	N/R	A-	3,982,250
6,365	Liberty Media Corporation	0.750%	3/30/23	N/R	N/R	7,096,975
8,250	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	Ba2	BB-	6,435,000
10,850	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	A1	A-	10,809,313
1,775	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	A1	A+	1,834,906
2,500	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	N/R	2,409,375
3,425	Sinclair Broadcast Group, Convertible Senior Subordinated Notes, 144A	4.875%	7/15/18	B3	B	3,078,219
2,600	Sirius Satellite Radio Inc.	3.250%	10/15/11	Ba3	BB+	3,679,000
6,100	The Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A1	AA-	6,229,625
96,000	Tribune Company, Exchangeable Subordinated Debentures	2.000%	5/15/29	Baa3	BBB+	7,848,960

	Oil, Gas & Consumable Fuels - 1.2%
11,270	Devon Energy Corporation	4.900%	8/15/08	N/R	N/R	13,918,450
2,075	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	Baa3	BBB-	3,065,813

	Pharmaceuticals - 3.1%
3,390	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	A3	A-	3,567,975
9,550	Allergan Inc., Convertible Senior Notes	0.000%	11/06/22	Baa3	BBB-	10,123,000
7,050	Alza Corporation	0.000%	7/28/20	B2	B	6,159,938
3,275	Sepracor Inc.	0.000%	10/15/24	Ba1	BB+	3,344,594
2,350	Teva Pharmaceutical Finance B.V	0.375%	11/15/22	B2	B+	3,674,813
6,575	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	Caa1	CCC	6,813,344
3,295	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	Ba1	BB+	3,010,806
1,940	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	Baa3	BBB+	1,767,825
6,400	Wyeth, 144A	1.000%	11/15/24	Ba1	BBB+	6,635,136

	Real Estate - 0.2%
2,725	Avatar Holdings Inc., 144A	4.500%	4/01/24	N/R	BB+	3,293,844

	Road & Rail - 0.5%
7,700	CSX Corporation	0.000%	10/30/21	Aa2	AA	7,055,125
585	Yellow Roadway Corporation	3.375%	11/25/23	N/R	N/R	706,388

	Semiconductors & Semiconductor Equipment - 2.0%
3,100	Agere Systems Inc.	6.500%	12/15/09	N/R	N/R	3,115,500
5,875	ASM International NV	4.250%	12/06/11	N/R	N/R	5,485,781
4,890	ASM Lithography Holding NV	5.750%	10/15/06	N/R	N/R	5,220,075
4,000	FEI Company, Convertible Notes	5.500%	8/15/08	Ba3	B+	3,995,000
6,475	LSI Logic Corporation	4.000%	5/15/10	N/R	N/R	6,863,500
3,360	Micron Technology Inc.	2.500%	2/01/10	B1	BB-	3,956,400

	Software - 0.8%
6,600	Mentor Graphics Corporation, Convertible Subordinated Notes	6.875%	6/15/07	Ba1	BBB	6,591,750
1,100	Sybase Inc.	1.750%	2/22/25	B2	B	1,192,125
3,350	Sybase Inc., 144A	1.750%	2/22/25	Ba1	B+	3,630,563

	Specialty Retail - 1.4%
4,510	Dick's Sporting Goods Inc.	1.606%	2/18/24	Ba1	BB+	3,089,350
6,710	Lowe's Companies Inc.	0.861%	10/19/21	Ba1	BB+	7,624,238
3,545	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	N/R	N/R	3,487,394
8,775	The TJX Companies, Inc.	0.000%	2/13/21	N/R	N/R	6,756,750

	Wireless Telecommunication Services - 0.7%
3,495	American Tower Corporation	3.000%	8/15/12	B3	B	4,726,988
3,125	NII Holdings Inc., 144A	2.875%	2/01/34	N/R	CCC	5,273,438

	Total Convertible Bonds (cost $459,202,490)					483,197,160

	CORPORATE BONDS - 15.0% (10.5% of Total Investments)
	Aerospace & Defense - 0.2%
3,500	K&F Acquisition Inc.	7.750%	11/15/14	Baa1	A-	3,552,500

	Auto Components - 0.3%
1,600	Affinia Group Inc.	9.000%	11/30/14	Baa1	A-	1,256,000
2,500	Tenneco Auto, Inc.	10.250%	7/15/13	N/R	N/R	2,806,250

	Automobiles - 0.7%
3,500	Ford Motor Company, Debentures	7.700%	5/15/97	N/R	N/R	2,537,500
5,590	Ford Motor Company, Debentures	9.980%	2/15/47	A3	A	5,072,925
2,575	Keystone Automotive Operations Inc.	9.750%	11/01/13	Baa2	BBB	2,575,000

	Chemicals - 0.6%
2,000	Freeport McMoran Resources Inc.	7.000%	2/15/08	Aa1	AAA	2,055,000
1,000	Nell AF Sarl	8.375%	8/15/15	N/R	CCC+	982,500
1,335	OM Group Inc.	9.250%	12/15/11	N/R	BBB	1,365,038
3,000	Resolution Performance Products LLC	8.000%	12/15/09	N/R	BBB	3,105,000
1,500	Rockwood Specialties Group	7.500%	11/15/14	N/R	B	1,462,500

	Commercial Services & Supplies - 0.2%
1,000	Allied Waste North America	7.875%	4/15/13	N/R	B	1,025,000
667	Allied Waste North America, Series B	9.250%	9/01/12	Baa1	A	725,363
1,000	National Mentor Inc., 144A	9.625%	12/01/12	N/R	N/R	1,050,000

	Communications Equipment - 0.4%
7,057	Ciena Corporation	3.750%	2/01/08	Baa2	BBB	6,483,619

	Containers & Packaging - 0.5%
1,520	Berry Plastics Corporation	10.750%	7/15/12	Ba1	BBB-	1,641,600
2,000	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B	2,020,000
2,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	N/R	B-	2,090,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B2	N/R	2,020,000

	Diversified Telecommunication Services - 0.2%
2,000	INTELSAT Bermuda Limited, 144A	8.250%	1/15/13	N/R	B-	2,022,500
1,500	Valor Telecommunications Enterprises LLC	7.750%	2/15/15	Ba3	B	1,462,500

	Electric Utilities - 0.4%
3,000	Midwest Generation LLC	8.750%	5/01/34	B2	B-	3,356,250
3,000	Sierra Pacific Resources, 144A	6.750%	8/15/17	N/R	N/R	3,022,500

	Energy Equipment & Services - 0.2%
1,000	Lone Star Technologies Inc.	9.000%	6/01/11	N/R	N/R	1,065,000
1,500	Pride International Inc.	7.375%	7/15/14	N/R	N/R	1,636,875

	Food & Staples Retailing - 0.1%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	N/R	B	1,985,000

	Food Products - 0.5%
5,943	Dole Foods Company	7.875%	7/15/13	A2	A+	6,388,725
356	Dole Foods Company	8.875%	3/15/11	B3	B	371,130

	Health Care Providers & Services - 0.5%
1,500	Quintiles Transnational Corporation	10.000%	10/01/13	Baa1	A-	1,695,000
1,300	Select Medical Corporation	7.625%	2/01/15	B1	BB-	1,251,250
1,000	US Oncology Inc.	9.000%	8/15/12	N/R	N/R	1,085,000
2,500	US Oncology Inc.	10.750%	8/15/14	Ba2	B+	2,812,500

	Hotels, Restaurants & Leisure - 2.6%
2,000	Boyd Gaming Corporation	8.750%	4/15/12	N/R	BB+	2,165,000
2,000	Boyd Gaming Corporation	7.750%	12/15/12	N/R	N/R	2,112,500
2,552	Dominos Inc.	8.250%	7/01/11	N/R	N/R	2,692,360
1,500	Herbst Gaming Inc.	7.000%	11/15/14	A1	A+	1,505,625
2,900	Intrawest Corporation	7.500%	10/15/13	A1	A	2,983,375
2,000	Landry's Restaurants Inc., Series B	7.500%	12/15/14	Ba1	BB	1,910,000
4,040	Park Place Entertainment	7.875%	12/15/05	Baa1	BBB	4,075,350
1,600	Park Place Entertainment	8.125%	5/15/11	Caa3	B	1,790,000
2,500	Park Place Entertainment	7.000%	4/15/13	B2	B-	2,715,413
6,000	Penn National Gaming Inc., Senior Subordinated Notes	8.875%	3/15/10	N/R	A-	6,360,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	Baa3	N/R	776,250
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	B-	2,010,000
2,000	Town Sports International Inc.	9.625%	4/15/11	Baa3	N/R	2,087,500
4,000	Universal City Development Partners	11.750%	4/01/10	Ba3	BB	4,540,000

	Household Durables - 0.7%
2,000	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Baa3	BBB-	2,120,000
3,000	KB Home	8.625%	12/15/08	A2	A	3,203,832
5,175	Technical Olympic USA Inc., Senior Subordinated Notes	10.375%	7/01/12	N/R	A-	5,472,563

	Household Products - 0.1%
1,650	Central Garden & Pet Company	9.125%	2/01/13	N/R	BBB+	1,773,750

	Independent Power Producers & Energy Traders - 0.1%
1,239	NRG Energy Inc., Series WI	8.000%	12/15/13	N/R	N/R	1,325,730

	Insurance - 0.1%
2,000	Fairfax Financial Holdings Ltd	7.750%	4/26/12	Baa2	BBB	1,930,000

	IT Services - 0.5%
2,500	Global Cash Access LLC	8.750%	3/15/12	N/R	A	2,700,000
4,750	SunGuard Data Systems Inc., 144A	9.125%	8/15/13	A2	A	4,945,936

	Machinery - 0.5%
1,220	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	Caa1	CCC+	1,311,500
6,095	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	N/R	N/R	6,582,600

	Media - 2.9%
4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	Ba3	BB	3,990,000
2,000	American Media Operations Inc.	8.875%	1/15/11	N/R	B+	1,780,000
4,180	American Media Operations Inc., Series B	10.250%	5/01/09	N/R	N/R	4,085,950
5,000	Cablevision Systems Corporation	7.250%	7/15/08	Baa3	BBB	5,043,750
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	Aa3	AA-	1,012,500
2,750	Canwest Media Incorporated	7.625%	4/15/13	A1	A	3,007,813
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	Caa1	B-	2,025,000
1,500	Loews Cineplex Entertainment Corporation, Series WI	9.000%	8/01/14	Caa1	CCC+	1,466,250
2,800	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B3	B-	3,017,000
1,950	Panamsat Corporation	9.000%	8/15/14	B2	B-	2,067,000
6,000	Primedia Inc., Senior Notes	8.875%	5/15/11	Ba1	BB+	6,315,000
4,550	Vertis Inc.	9.750%	4/01/09	Ba1	BB+	4,720,625
4,000	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Ba3	B+	3,800,000

	Metals & Mining - 0.1%
2,000	Chaparral Steel Company, 144A	10.000%	7/15/13	B2	B-	2,120,000

	Oil, Gas & Consumable Fuels - 0.5%
2,400	Baytex Energy Ltd	9.625%	7/15/10	Caa1	B-	2,526,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	B2	B+	2,509,150
250	Tesoro Petroleum Corporation	8.000%	4/15/08	B3	B-	261,870
2,000	Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B	9.625%	11/01/08	B2	BB-	2,103,500
250	Whiting Petroleum Corporation, 144A	7.000%	2/01/14	B2	BB-	254,688

	Paper & Forest Products - 0.5%
2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	B3	B-	2,217,500
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B2	B	5,550,000

	Personal Products - 0.1%
1,500	Prestige Brands Inc.	9.250%	4/15/12	B3	B-	1,545,000

	Pharmaceuticals - 0.1%
2,000	Alpharma Inc., Reg S	8.625%	5/01/11	B3	B-	2,070,000

	Real Estate - 0.2%
1,625	CB Richard Ellis Services Inc.	9.750%	5/15/10	B2	B	1,799,688
1,000	TruStreet Properties Inc.	7.500%	4/01/15	B3	B	1,027,500
500	Ventas Realty LP, 144A	7.125%	6/01/15	B2	B+	520,000

	Road & Rail - 0.1%
1,000	Greenbrier Companies, Inc.	8.375%	5/15/15	Baa1	BBB+	1,045,000

	Specialty Retail - 0.8%
4,100	Asbury Automotive Group Inc.	9.000%	6/15/12	B1	B	4,141,000
1,670	Movie Gallery Inc., Series WI	11.000%	5/01/12	B1	B	1,486,300
5,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B1	B-	5,425,000

	Textiles, Apparel & Luxury Goods - 0.2%
3,000	Jostens IH Corporation	7.625%	10/01/12	B3	B	3,045,000

	Trading Companies & Distributors - 0.1%
2,000	United Rentals North America Inc.	6.500%	2/15/12	Ba2	BB-	1,940,000

	Total Corporate Bonds (cost $224,217,184)					224,987,393

	CAPITAL PREFERRED SECURITIES - 32.4% (22.0% of Total Investments)
	Capital Markets - 4.1%
2,500	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	B2	B+	2,686,818
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	B3	B	1,065,803
4,850	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	B3	B-	5,194,903
3,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	B2	B-	3,197,244
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	B3	B-	1,302,496
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	B1	B+	28,548,135
3,000	First Security Capital I	8.410%	12/15/26	B1	B+	3,233,106
1,000	Mellon Capital II, Series B	7.995%	1/15/27	B1	BB-	1,074,259
8,000	UBS Preferred Funding Trust I	8.622%	10/29/49	B3	B-	9,277,272
3,800	Washington Mutual Capital Trust I	8.375%	6/01/27	Caa1	CCC	4,095,389

	Commercial Banks - 20.2%
3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	B1	B+	3,077,673
9,500	Abbey National Capital Trust I	8.963%	12/30/49	B2	B	13,269,448
6,500	AgFirst Farm Credit Bank	7.300%	12/15/53	Ba1	BB+	6,529,218
3,000	Bank One Capital III	8.750%	9/01/30	Ba1	BB+	4,062,216
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Baa3	BBB-	1,071,705
6,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	B2	B	6,451,080
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	Caa1	B-	2,138,636
13,030	Barclays Bank plc, 144A	8.550%	6/15/49	Caa1	B-	15,289,415
15	BBVA Privanza International Gibraltar, 144A	7.764%	9/30/47	B2	B+	15,750,000
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	B2	B-	3,297,855
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	B2	B-	1,680,614
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	Ba2	B+	1,067,140
6,200	First Empire Capital Trust I	8.234%	2/01/27	Ba2	BB-	6,647,987
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	B2	B-	2,228,880
31,000	HBOS Capital Funding LP, Notes	6.850%	3/23/49	Ba2	BBB-	31,912,423
2,500	HBOS Public Limited Company, 144A	6.413%	9/29/49	B1	B+	2,499,468
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	B1	B	2,849,378
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	Ba3	BB	8,933,499
11,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	Caa1	B-	12,939,894
1,000	KeyCorp Capital II	6.875%	3/17/29	B3	B-	1,103,416
6,300	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	Caa1	B	6,721,546
18,600	Lloyds TSB Bank plc, Subordinated Note	6.900%	11/22/49	Caa1	B	19,189,769
20,000	M&I Capital Trust A	7.650%	12/01/26	B2	B-	21,325,620
5,000	NB Capital Trust IV	8.250%	4/15/27	B1	B+	5,407,425
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	B3	B-	1,079,707
12,000	North Fork Capital Trust II	8.000%	12/15/27	Caa1	CCC+	13,108,308
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Caa1	CCC+	1,052,251
16,500	RBS Capital Trust B	6.800%	12/31/49	B1	BB-	16,837,673
100	Reliance Capital Trust I, Series B	8.170%	5/01/28	B1	BB-	110,064
2,365	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	Ba3	B-	2,490,593
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	B2	B-	8,095,320
10,500	St. George Funding Company LLC	8.485%	6/30/17	B3	CCC+	11,541,138
1,650	Swedbank Forenings Sparbanken AB, 144A	9.000%	12/29/49	B1	B+	1,906,892
2,000	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	B1	B+	2,353,186
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B2	B	35,081,250
100	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	B3	CCC	106,674
5,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	B1	B	5,392,915

	Diversified Financial Services - 2.1%
7,750	BNP Paribas Capital Trust	7.200%	12/31/49	B3	B-	7,995,174
18,125	Chase Capital Trust I, Series A	7.670%	12/01/26	Ba2	BB	19,284,203
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	B2	BB-	2,931,860

	Diversified Telecommunication Services - 0.9%
9,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	B2	B-	13,012,554

	Insurance - 3.5%
250	Allstate Financing II	7.830%	12/01/45	Ba2	BB+	265,814
2,300	American General Capital II	8.500%	7/01/30	Ba2	BB+	3,104,821
18,596	Berkeley Capital Trust	8.197%	12/15/45	B3	B-	19,097,051
4,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	B3	B-	4,013,380
1,000	MIC Financing Trust I	8.375%	2/01/27	Ba3	BB-	1,034,043
7,250	Prudential plc	6.500%	6/29/49	B1	B+	7,313,372
9,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	Ba3	BB	10,338,708
5,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	B3	B	5,357,915

	Oil, Gas & Consumable Fuels - 0.6%
1,200	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	B3	CCC+	1,297,249
6,110	KN Capital Trust III	7.630%	4/15/28	B1	BB-	6,925,318

	Thrifts & Mortgage Finance - 1.0%
12,250	Dime Capital Trust I, Series A	9.330%	5/06/27	B3	B-	13,564,592
1,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	B3	BB-	1,077,231

	Total Capital Preferred Securities (cost $474,051,059)					470,888,986

Principal						Market
Amount (000)	Description(1)					Value

	REPURCHASE AGREEMENTS - 1.4% (1.0% of Total Investments)
$ 20,643	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price					20,642,872
	$20,648,291, collateralized by $11,220,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $14,719,238,
	and $4,985,000 U.S. Treasury Bonds, 6.250%, due 5/15/30, value $6,337,181

	Total Repurchase Agreements (cost $20,642,872)					20,642,872

	Total Investments (cost $2,105,780,911) - 146.7%					2,144,091,335

	Other Assets Less Liabilities - 1.8%					24,989,890

	FundPreferred Shares, at Liquidation Value - (48.5)%					(708,000,000)

	Net Assets Applicable to Common Shares - 100%					$1,461,081,225

Interest Rate Swaps outstanding at September 30, 2005:
	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

JPMorgan	$71,000,000	1.9735%	3.8188%	1/22/06	$508,972
JPMorgan	71,000,000	3.3950	3.6800	7/06/06	515,863
JPMorgan	71,000,000	2.9935	3.8188	1/22/08	2,424,317
Morgan Stanley	71,000,000	2.5670	3.8188	1/22/07	1,734,909
Morgan Stanley	71,000,000	3.4060	3.8188	1/22/09	2,541,710

					$7,725,771

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
**		Based on LIBOR (London Interbank Offered Rate)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)		Corporate Backed Trust Certificates.
(CORTS)		Corporate Backed Trust Securities.
(PCARS)		Public Credit and Repackaged Securities.
(PPLUS)		PreferredPlus Trust.
(SATURNS)		Structured Asset Trust Unit Repackaging.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes.

At September 30, 2005, the cost of investments was $2,127,533,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$77,532,246
Depreciation	(60,974,080)

Net unrealized appreciation of investments	$16,558,166

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.